Eaton Vance

Small-Cap Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	23,539	$1,933,258
Mercury Systems, Inc.(1)	15,193	1,233,216

		$3,166,474

Auto Components — 1.7%
Dorman Products, Inc.(1)	12,027	$956,628
Visteon Corp.(1)	5,917	488,389

		$1,445,017

Banks — 7.4%
Columbia Banking System, Inc.	29,618	$1,092,904
Community Bank System, Inc.	20,324	1,253,788
First Citizens BancShares, Inc., Class A	2,431	1,146,338
Sterling Bancorp	70,174	1,407,690
Stock Yards Bancorp, Inc.	26,585	975,404
Wintrust Financial Corp.	6,324	408,720

		$6,284,844

Biotechnology — 1.8%
Emergent BioSolutions, Inc.(1)	13,623	$712,210
Ligand Pharmaceuticals, Inc.(1)	7,933	789,651

		$1,501,861

Building Products — 2.1%
CSW Industrials, Inc.	6,768	$467,195
Trex Co., Inc.(1)	14,330	1,303,027

		$1,770,222

Capital Markets — 1.1%
Cohen & Steers, Inc.	17,191	$944,302

		$944,302

Chemicals — 5.2%
Balchem Corp.	13,558	$1,344,818
NewMarket Corp.	3,119	1,472,449
Valvoline, Inc.	70,880	1,561,486

		$4,378,753

Commercial Services & Supplies — 2.9%
Brink’s Co. (The)	17,053	$1,414,546
Viad Corp.	15,698	1,054,121

		$2,468,667

Diversified Consumer Services — 4.0%
Grand Canyon Education, Inc.(1)	16,580	$1,628,156
K12, Inc.(1)	17,624	465,274
ServiceMaster Global Holdings, Inc.(1)	22,591	1,262,837

		$3,356,267

Security	Shares	Value
Electric Utilities — 1.6%
ALLETE, Inc.	15,844	$1,384,924

		$1,384,924

Electrical Equipment — 1.3%
EnerSys	17,108	$1,128,102

		$1,128,102

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.(1)	34,496	$467,421

		$467,421

Equity Real Estate Investment Trusts (REITs) — 9.1%
CubeSmart	38,433	$1,341,312
EastGroup Properties, Inc.	12,597	1,574,877
Healthcare Realty Trust, Inc.	49,459	1,656,876
Rexford Industrial Realty, Inc.	36,562	1,609,459
STORE Capital Corp.	40,539	1,516,564

		$7,699,088

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(1)	30,775	$796,149
Performance Food Group Co.(1)	6,642	305,599

		$1,101,748

Food Products — 1.5%
J&J Snack Foods Corp.	2,731	$524,352
Lancaster Colony Corp.	2,324	322,223
Nomad Foods, Ltd.(1)	19,181	393,210

		$1,239,785

Gas Utilities — 1.8%
ONE Gas, Inc.	15,942	$1,532,186

		$1,532,186

Health Care Equipment & Supplies — 5.1%
Haemonetics Corp.(1)	9,683	$1,221,413
ICU Medical, Inc.(1)	8,767	1,399,213
Integra LifeSciences Holdings Corp.(1)	18,611	1,117,963
Wright Medical Group NV(1)	27,979	577,207

		$4,315,796

Health Care Providers & Services — 5.1%
Addus HomeCare Corp.(1)	13,619	$1,079,714
Amedisys, Inc.(1)	9,022	1,181,972
Chemed Corp.	3,412	1,424,749
R1 RCM, Inc.(1)	67,788	605,347

		$4,291,782

Hotels, Restaurants & Leisure — 1.8%
Choice Hotels International, Inc.	17,343	$1,542,833

		$1,542,833

Insurance — 5.5%
AMERISAFE, Inc.	11,807	$780,561
First American Financial Corp.	19,088	1,126,383
Horace Mann Educators Corp.	28,974	1,342,366

Security	Shares	Value
RLI Corp.	7,441	$691,343
Selective Insurance Group, Inc.	9,264	696,560

		$4,637,213

IT Services — 4.3%
CSG Systems International, Inc.	21,230	$1,097,166
Euronet Worldwide, Inc.(1)	9,159	1,339,962
NIC, Inc.	58,651	1,211,143

		$3,648,271

Machinery — 5.2%
Mueller Water Products, Inc., Class A	133,920	$1,505,261
RBC Bearings, Inc.(1)	5,463	906,366
Welbilt, Inc.(1)	27,470	463,144
Woodward, Inc.	13,901	1,498,945

		$4,373,716

Marine — 1.6%
Kirby Corp.(1)	16,202	$1,331,156

		$1,331,156

Oil, Gas & Consumable Fuels — 1.0%
Gulfport Energy Corp.(1)	63,410	$171,841
Jagged Peak Energy, Inc.(1)	33,898	246,099
PDC Energy, Inc.(1)	14,378	398,990

		$816,930

Pharmaceuticals — 1.2%
Catalent, Inc.(1)	21,697	$1,034,079

		$1,034,079

Professional Services — 0.9%
CBIZ, Inc.(1)	31,926	$750,261

		$750,261

Road & Rail — 1.4%
Landstar System, Inc.	10,450	$1,176,461

		$1,176,461

Software — 9.3%
ACI Worldwide, Inc.(1)	72,801	$2,280,491
Altair Engineering, Inc., Class A(1)	42,162	1,459,649
CDK Global, Inc.	19,635	944,247
Envestnet, Inc.(1)	13,646	773,728
RealPage, Inc.(1)	38,232	2,403,264

		$7,861,379

Specialty Retail — 2.9%
Hudson, Ltd., Class A(1)	46,045	$564,972
Monro, Inc.	11,056	873,535
National Vision Holdings, Inc.(1)	43,027	1,035,660

		$2,474,167

Textiles, Apparel & Luxury Goods — 2.5%
Columbia Sportswear Co.	13,376	$1,296,001
Gildan Activewear, Inc.	22,931	814,050

		$2,110,051

Security	Shares	Value
Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.	14,506	$691,501

		$691,501

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	22,263	$1,264,538

		$1,264,538

Water Utilities — 0.9%
Middlesex Water Co.	11,548	$750,158

		$750,158

Total Common Stocks (identified cost $66,376,242)		$82,939,953

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	1,674,837	$1,674,669

Total Short-Term Investments (identified cost $1,674,640)		$1,674,669

Total Investments — 100.1% (identified cost $68,050,882)		$84,614,622

Other Assets, Less Liabilities — (0.1)%		$(65,160)

Net Assets — 100.0%		$84,549,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $1,674,669, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$40,124	$27,292,437	$(25,657,790)	$(128)	$26	$1,674,669	$15,127	1,674,837

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$82,939,953	*	$—	$—	$82,939,953
Short-Term Investments	—		1,674,669	—	1,674,669
Total Investments	$82,939,953		$1,674,669	$—	$84,614,622

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.